Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Common stock, shares authorized	250,000,000	10,000
Common stock, par value	$ 0.001	$ 0.001
Debt discount	$ 7,798,881
Common stock, shares, outstanding	21,815,166	10,000
Previously Reported [Member]
Common stock, shares authorized		10,000
Common stock, par value		$ 0.001